PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026
PROPERTY AND EQUIPMENT, NET
Property and Equipment	$ 21,214,891	$ 1,636,952
Less: Accumulated Depreciation	(884,203)	(700,379)
Total	20,330,688	936,573	$ 19,474,465
Depreciation expense	420,000	266,000
Loss on disposal	(72,231)	843
Land
PROPERTY AND EQUIPMENT, NET
Property and Equipment	16,480,260
Furniture and Fixtures
PROPERTY AND EQUIPMENT, NET
Property and Equipment	812,962	102,415
Machinery and Equipment
PROPERTY AND EQUIPMENT, NET
Property and Equipment	2,610,290	97,071
Vehicles
PROPERTY AND EQUIPMENT, NET
Property and Equipment	713,338	850,642
Loss on disposal	(28,000)	(8,000)
Estimated fair value	(56,500)	(23,000)
Property improvements
PROPERTY AND EQUIPMENT, NET
Property and Equipment	23,283	16,824
Building
PROPERTY AND EQUIPMENT, NET
Property and Equipment	$ 574,758	$ 570,000